Discontinued operations - Schedule of results of discontinued operations (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Operating profit/(loss)	[1]	€ 885	€ 1,970	€ 1,733
Financial income and expenses		11	114	(225)
Impairment loss recognized on the remeasurement to fair value less costs to sell		0	(514)	0
Gain on sale		22	29	0
Profit before tax		915	2,091	1,469
Income tax expense		0	(5)	(5)
Profit/(loss) from discontinued operations		22	(427)	30
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net sales		0	1,059	1,120
Expenses		0	(989)	(1,090)
Operating profit/(loss)		0	70	30
Financial income and expenses		0	(7)	5
Profit before tax		€ 22	€ (422)	€ 35

[1]	In 2025, Nokia changed the presentation of gains and losses from venture fund investments from selling, general and administrative expenses and other operating income to financial income. The comparative amounts for 2024 and 2023 have been recast accordingly. For more information, refer to Note 1.2. General accounting policies.